logo: Liberty

                      Liberty High Yield Bond Fund, Class A

                            Stein Roe High Yield Fund



                                Semiannual Report
                                December 31, 2000

Contents
--------------------------------------------------------------------------------
Fund Performance.............................................................  1
   How the Liberty High Yield Bond Fund, Class A has done over time

Questions & Answers..........................................................  2
   Interview with the portfolio manager and a summary of investment activity

Portfolio of Investments.....................................................  3
   A complete list of investments with market values

Financial Statements.........................................................  8
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................ 14

Financial Highlights......................................................... 17
   Selected per-share data


                Must be preceded or accompanied by a prospectus.

Fund Performance
------------------------------------------------------------------------------


To evaluate a Fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty High Yield Bond Fund, Class A with its benchmark. The performance figures include changes in the Fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed-income securities that have grown in value).

----------------------------------------------------------------------------------------------------------------------------------
              Six-Month Cumulative and Average Annual Total Returns
                         Period Ended December 31, 2000
                                                                                       6 Months        1 Year         Life
----------------------------------------------------------------------------------------------------------------------------------
LIBERTY HIGH YIELD BOND FUND, CLASS A, WITHOUT SALES CHARGE                              -8.87%        -11.39%          4.27%
LIBERTY HIGH YIELD BOND FUND, CLASS A, WITH SALES CHARGE                                -13.19%        -15.58%          3.05%
Merrill Lynch High Yield Master II Index                                                 -4.16%         -5.12%          3.77%



GROWTH of a $10,000 Investment from November 1, 1996 through December 31, 2000



Liberty High Yield Bond Fund, Class A

Line chart:

                  Fund without      Fund with        Merrill Lynch High Yield
                  sales charge      sales charge     Master II Index
12/31/96          10000             9783.58          10000
12/31/97          11899             11333.5          11650
12/31/98          12411             11821.6          11995
12/31/99          13431             12793.1          12296
12/31/00          11900             11333            11667


PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS WHEN ON SALE. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares. Liberty High Yield Bond Fund Class A shares (newer class shares) performance includes returns of the Fund's Class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These Class S share returns are not restated to reflect any expense differential between Class S shares and the newer class shares. Had the expense differential been reflected, the returns for period prior to the inception of the newer class shares would have been lower. This graph compares the performance of the Liberty Income Bond Fund, Class A to the Lehman Brothers Intermediate Corporate Bond Index, an unmanaged group of investment-grade bonds not associated with the Fund. Unlike mutual funds, it is not possible to invest directly in an index.

Questions & Answers
------------------------------------------------------------------------------
AN INTERVIEW WITH STEVE LOCKMAN, PORTFOLIO MANAGER
OF LIBERTY HIGH YIELD BOND FUND AND SR&F HIGH YIELD PORTFOLIO*

--------------------------------------------------------------------------------
                                    FUND DATA

   INVESTMENT OBJECTIVE:

   Seeks its total return by investing for a high level of current income and capital appreciation. The Fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in high-yield, high-risk debt securities.
--------------------------------------------------------------------------------


Q: HOW DID THE FUND PERFORM DURING THE PERIOD?

A: For the six-month period ended December 31, 2000, the Liberty High Yield Bond Fund had a total return of negative 8.87% without a sales charge. The Fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which returned negative 4.16% for the same period. The Fund's underperformance is partly due to our exposure in the telecommunications sector, particularly Internet infrastructure-related companies. Additionally, the Fund was negatively impacted by certain company-specific adverse credit events.

Q: WHAT CAUSED THE FUND'S NEGATIVE PERFORMANCE DURING THE LAST SIX MONTHS?

A: The Fund's disappointing performance is largely the result of extremely difficult conditions in the high-yield market. The Federal Reserve Board ended its year-long course of interest rate increases in the second half of 2000, as economic indicators suggested that growth was beginning to slow. This prompted a rally in many sectors of the bond market, but high-yield bonds were not able to benefit much from this recovery. Instead, investors seemed to shift their interest away from lower-quality bonds during the six-month period, and high-yield prices declined significantly. Additionally, concerns over a slowing economy and earnings disappointments contributed to the overall weakness in the high-yield market.
         Other significant factors in the underperformance of the high-yield market were rising default rates and an increase in the number of credit downgrades. Trading liquidity was significantly impaired, partly due to the consolidation of some of the largest bond market underwriters. In addition, a weak equity market and the high degree of outflows from high-yield funds throughout the year created selling pressure in the high-yield market.


Q: WHAT TYPES OF STRATEGIES DID YOU EMPLOY IN THIS MARKET ENVIRONMENT?

A: Volatility in the bond market caused us to turn our attention to factors within our control. We improved the credit quality of the portfolio, increasing our weighting in BB-rated bonds from 13.8% to 26.4%. We also decreased our exposure to the telecommunications sector (including cable, media and Internet infrastructure holdings) from 31.8% to 19.5%. This sector posted poor returns across the board, so the shift helped to limit the negative impact of these holdings.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR?

A: Our outlook for the high-yield market is very optimistic. With yield spreads between high-yield bonds and Treasuries at historically wide levels, investors are being well compensated for the higher level of credit risk. The average price of high-yield bonds is also greatly discounted (averaging approximately 20% below par value), which provides an opportunity for capital appreciation and a cushion against future declines.
         Signs of recovery began to surface in early December. The slowing of the economy has prompted the Fed to reduce interest rates twice already, and there is reason to believe that further rate cuts may be forthcoming. Declining interest rates benefit the bond markets by adding liquidity, and easing of Federal Reserve policy is particularly good for high-yield bonds.


* As of December 2000, Jeffrey M. Martin took over as the Portfolio Manager of Liberty High Yield Bond Fund. Mr. Martin is a vice president and senior analyst of Stein Roe & Farnham. The views expressed in this report reflect the opinions of both Mr. Lockman and Mr. Martin.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/00, and are subject to change.

  Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.


SR&F High-Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments at December 31, 2000, (All amounts in thousands) (Unaudited)


CORPORATE FIXED INCOME BONDS & NOTES - 89.7%                                                                  Par           Value
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.9%
   BUILDING CONSTRUCTION - 1.9%
   Beazer Homes USA, Inc., 8.875% 4/1/08........................................................          $ 1,000     $       915
   D.R. Horton, Inc., 8.000% 2/1/09.............................................................              500             450
                                                                                                                      -----------
                                                                                                                            1,365
FINANCE, INSURANCE & REAL ESTATE - 7.8%
   DEPOSITORY INSTITUTIONS - 1.8%
   Sovereign Bancorp, Inc., 10.500% 11/15/06....................................................              750             728
   Ziff Davis Media, Inc., 12.000% 7/15/10.....................................................               750             585
                                                                                                                      -----------
                                                                                                                            1,313
   FINANCIAL SERVICES - 5.3%
   Covad Communications Group, Inc., 12.000% 2/15/10.............................................           1,000             250
   Grupo Elektra S.A., 12.000% 4/1/08 (a)........................................................           1,000             905
   LaBranche & Co., Inc., 12.000% 3/1/07 (a).....................................................           1,500           1,575
   Orion Power Holdings, Inc., 12.000% 5/1/10 (a)................................................           1,000           1,085
                                                                                                                      -----------
                                                                                                                            3,815
   REAL ESTATE - 0.7%
   Lennar Corp., 9.950% 5/1/10...................................................................             500             507
                                                                                                                      -----------

MANUFACTURING - 21.6%
   CHEMICALS & ALLIED PRODUCTS - 3.9%
   Allied Waste North America, Inc., 10.000% 8/1/09 .............................................           1,000             940
   Bio-Rad Laboratories, Inc., 11.625% 2/15/07 (a)...............................................           1,000           1,030
   Cia Petrolifera Marlim, 13.125% 12/17/04 (a)..................................................             800             842
                                                                                                                      -----------
                                                                                                                            2,812
   ELECTRONIC & ELECTRICAL EQUIPMENT - 1.0%
   Flextronics International Ltd., 9.875% 7/1/10 (a).............................................             750             735
                                                                                                                      -----------

   FOOD & KINDRED PRODUCTS - 1.4%
   Pepsi-Gemex S.A., 9.750% 3/30/04..............................................................           1,000           1,010
                                                                                                                      -----------

   MEASURING & ANALYZING INSTRUMENTS - 2.3%
   Lifepoint Hospitals, Inc., 10.750% 5/15/09....................................................           1,500           1,620
                                                                                                                      -----------

   MISCELLANEOUS MANUFACTURING - 4.0%
   ChipPAC International Co. Ltd., 12.750% 8/1/09................................................           1,000             860
   Insight Midwest, 10.500% 11/1/10..............................................................           1,000           1,030
   U.S. Can Co., 12.375% 10/1/10.................................................................           1,000             990
                                                                                                                      -----------
                                                                                                                            2,880
   PAPER PRODUCTS - 0.3%
   Indah Kiat Finance Mauritius, 10.000% 7/1/07..................................................             500             190
                                                                                                                      -----------

   PRINTING & PUBLISHING - 2.6%
   Perry-Judd's, Inc., 10.625% 12/15/07..........................................................           1,000             840
   World Color Press, Inc. 8.375% 11/15/08.......................................................           1,000           1,025
                                                                                                                      -----------
                                                                                                                            1,865
   RUBBER & PLASTIC - 1.2%
   Metromedia Fiber Network, Inc., 10.000% 12/15/09..............................................           1,000             850
                                                                                                                      -----------


                                        3


SR&F High-Yield Portfolio Continued
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------------------------



MANUFACTURING - CONT.
   TRANSPORTATION EQUIPMENT - 4.9%
   BE Aerospace, Inc., 9.500% 11/1/08............................................................         $   750     $       735
   BE Areospace, Inc., 8.000% 3/1/08.............................................................           1,000             930
   Derlan Manufacturing, Inc., 10.000% 1/15/07 ..................................................             583             544
   The Fairchild Corp., 10.750% 4/15/09..........................................................           1,000             740
   Westinghouse Air Brake Co., 9.375% 6/15/05 ...................................................             600             552
                                                                                                                      -----------
                                                                                                                            3,501
MINING & ENERGY - 3.9%
   COAL MINING - 0.0%
   AEI Resources, Inc., 11.500% 12/15/06 (a).....................................................           1,500              30
                                                                                                                      -----------

   GOLD & SILVER MINING - 1.3%
   Callahan Nordrhein-Westfalen, 14.000% 7/15/10.................................................           1,000             900
                                                                                                                      -----------

   OIL & GAS EXTRACTION - 1.9%
   Key Energy Services, Inc., 14.000% 1/15/09....................................................           1,000           1,138
   Premier Parks, Inc., 9.750% 1/15/07...........................................................             250             249
                                                                                                                      -----------
                                                                                                                            1,387
   OIL & GAS FIELD SERVICES - 0.7%
   Lomak Petroleum, Inc., 8.750% 1/15/07.........................................................             500             474
                                                                                                                      -----------

RETAIL TRADE - 6.7%
   APPAREL & ACCESSORY STORES - 1.3%
   William Carter Co., Senior Sub Notes, 10.375% 12/1/06.........................................           1,000             960
                                                                                                                      -----------

   FOOD STORES - 2.4%
   Marsh Supermarkets, Inc., 8.875% 8/1/07.......................................................           1,000             900
   Stater Brothers Holdings, Inc., 10.750% 8/15/06...............................................           1,000             835
                                                                                                                      -----------
                                                                                                                            1,735
   GENERAL MERCHANDISE STORES - 1.4%
   Buhrmann US, Inc., 12.250% 11/1/09 ...........................................................           1,000           1,000
                                                                                                                      -----------

   RESTAURANTS - 1.6%
   AFC Enterprises, Inc., 10.250% 5/15/07  ......................................................           1,250           1,137
                                                                                                                      -----------

SERVICES - 21.3%
   AMUSEMENT & RECREATION - 9.2%
   Boyd Gaming Corp., 9.500% 7/15/07.............................................................             750             668
   Horseshoe Gaming Holding Corp., 8.625% 5/15/09................................................           1,000             970
   Mohegan Tribal Gaming Authority, 8.750% 1/1/09................................................           1,000           1,003
   Park Place Entertainment Corp., 9.375% 2/15/07................................................           1,000           1,028
   Premier Parks, Inc., 9.250% 4/1/06............................................................             250             238
   Premier Parks, Inc., (b) 4/1/08...............................................................           1,750           1,206
   Speedway Motorsports, Inc., 8.500% 8/15/07....................................................           1,500           1,478
                                                                                                                      -----------
                                                                                                                            6,591
   BUSINESS SERVICES - 2.1%
   NationsRent, Inc., 10.375% 12/15/08 ..........................................................             500             190
   Penhall Acquisition Corp., 12.000% 8/1/06.....................................................           1,500           1,350
                                                                                                                      -----------
                                                                                                                            1,540
   EDUCATIONAL SERVICES - 2.1%
   Hercules, Inc., 11.125% 11/15/07 .............................................................           1,500           1,515
                                                                                                                      -----------



                                       4


SR&F High-Yield Portfolio Continued
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------------------------

SERVICES - CONT.
   HEALTH SERVICES - 5.8%
   Dynacare, Inc., Senior Notes, 10.750% 1/15/06.................................................         $   500     $       470
   Express Scripts, Inc., 9.625% 6/15/09.........................................................             500             518
   Healthsouth Corp., 10.750% 10/1/08............................................................           1,000           1,045
   InSight Health Services Corp., 9.625% 6/15/08.................................................           1,250           1,113
   Tenet Healthcare Corp., 9.250% 9/1/10 (a).....................................................           1,000           1,060
                                                                                                                      -----------
                                                                                                                            4,206
   HOTELS, CAMPS & LODGING - 2.1%
   Prime Hospitality Corp., 9.750% 4/1/07 .......................................................           1,490           1,497
                                                                                                                      -----------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 26.5%
   AIR TRANSPORTATION - 1.4%
   Atlas Air, Inc., 9.375% 11/15/06..............................................................           1,000             970
                                                                                                                      -----------

   BROADCASTING - 0.6%
   Knology Inc., (b) 10/15/07....................................................................           2,000             400
                                                                                                                      -----------

   CABLE - 0.8%
   Charter Communications Holding LLC, (b) 4/1/11................................................           1,000             587
                                                                                                                      -----------

   COMMUNICATIONS - 8.5%
   BTI Telecom Corp., 10.500% 9/15/07 ...........................................................           1,000             250
   Concentric Network Corp., 12.750% 12/15/07 ...................................................           1,500           1,275
   Focal Communications CP, 11.875% 1/15/10 (a)..................................................           1,000             680
   Intermedia Communications, Inc., (b) 3/1/09...................................................           1,500             750
   MGC Communications, Inc., 13.000% 4/1/10......................................................             845             389
   MetroNet Communications Corp., (b) 6/15/08 ...................................................           1,000             810
   NEXTLINK Communications, Inc., (b) 6/1/09.....................................................           1,000             500
   Rhythms NetConnections, Inc., 12.750% 4/15/09.................................................           1,000             280
   Tele1 Europe BV, 13.000% 5/15/09..............................................................           1,000             900
   Viatel, Inc., 11.250% 4/15/08.................................................................           1,000             310
                                                                                                                      -----------
                                                                                                                            6,144
   COMMUNICATIONS SERVICES - 1.1%
   Crown Castle International Corp., 10.750% 8/1/11 .............................................             750             778
                                                                                                                      -----------

   ELECTRIC SERVICES - 2.9%
   AES Corp., 9.375% 9/15/10.....................................................................           1,000           1,030
   AES Drax Energy Ltd., 11.500% 8/30/10 ........................................................           1,000           1,050
                                                                                                                      -----------
                                                                                                                            2,080
   TELECOMMUNICATION - 8.6%
   Carrier 1 International SA, 13.250% 2/15/09...................................................           1,000             730
   GT Group Telecom, (b) 2/1/10 .................................................................           1,750             595
   Global Crossing Ltd., 9.125% 11/15/06  .......................................................           1,000             958
   Level 3 Communications, Inc., (b) 12/1/08.....................................................           1,000             540
   Level 3 Communications, Inc., 11.000% 3/15/08.................................................           1,000             880
   MetroNet Communications Corp.,12.000% 8/15/07.................................................           1,000           1,102
   Primus Telecommunications Group, Inc., 12.750% 10/15/09.......................................           1,000             280
   Telecorp PCS, Inc., 10.630% 7/15/10...........................................................             500             505
   Versatel Telecom International BV, 11.875% 7/15/09............................................           1,000             600
                                                                                                                      -----------
                                                                                                                            6,190


                                        5


SR&F High-Yield Portfolio Continued
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
----------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
   TRANSPORTATION SERVICES - 2.6%
   RailAmerica Transportaion Corp., 12.875% 8/15/10..............................................        $  1,500     $     1,350
   RailWorks Corp., 11.500% 4/15/09..............................................................           1,500             525
                                                                                                                      -----------
                                                                                                                            1,875
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of  $78,331)...........................................................................                           64,459
                                                                                                                      -----------
----------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------

Mego Mortgage Home Loan Trust
   Series 1997-3 Certificates, 8.010% 8/25/23 ...................................................           1,000             729
                                                                                                                      -----------
TOTAL ASSET BACKED SECURITIES
   (cost of $500)................................................................................                             729
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
   Comtel Brasileira Ltd., 10.750% 9/26/04.......................................................             250             241
                                                                                                                      -----------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $259)................................................................................                             241
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 0.3%                                                                                       Shares
-----------------------------------------------------------------------------------------------------------------------------------

MANUFACTURING - 0.2%
   COMMUNICATIONS EQUIPMENT - 0.2%
   RCN Corp.  ...................................................................................              23             145
                                                                                                                      -----------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
   COMMUNICATIONS - 0.1%
   Tele1 Europe Holding AB ADR  .................................................................              18              81
   Viatel, Inc.  ................................................................................               4              15
                                                                                                                      -----------
                                                                                                                               96
TOTAL COMMON STOCKS
   (cost of  $628)...............................................................................                             241
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

WARRANTS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------

BROADCASTING - 0.0%
   Knology Inc...................................................................................               2               4
                                                                                                                      -----------

COMMUNICATIONS - 0.4%
   Concentric Network Corp.......................................................................               1             194
   MGC Communications, Inc.......................................................................               2              75
                                                                                                                      -----------
                                                                                                                              269
HEALTH SERVICES - 0.1%
   Allegiance Telecom, Inc.......................................................................               2              62
                                                                                                                      -----------

MACHINERY & COMPUTER EQUIP - 0.1%
   Key Energy Services, Inc......................................................................               2              75
                                                                                                                      -----------


                                        6


SR&F High-Yield Portfolio Continued
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                           Shares           Value
-----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.3%
   Carrier 1 International.......................................................................               1     $        95
   GT Group Telecom..............................................................................               2               7
   MetroNet Communications Corp..................................................................               1              79
                                                                                                                      -----------
                                                                                                                              181
TRANSPORTATION SERVICES - 0.0%
   RailAmerica Transportation Corp...............................................................               2              15
                                                                                                                      -----------

TOTAL WARRANTS
   (cost of  $43)................................................................................                             606
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 7.5%                                                                                  Par
-----------------------------------------------------------------------------------------------------------------------------------

   SAFECO Credit, 8.05% (c), 1/2/01..............................................................         $ 2,000           2,000
   UBS Finance Corp., 6.50% (c), 1/2/01..........................................................           3,405           3,404
                                                                                                                      -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of  $5,404)............................................................................                            5,404
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (cost of $85,165) (d).........................................................................                          71,680
-----------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 0.3%............................................................                             209
                                                                                                                      -----------
NET ASSETS - 100.0%..............................................................................                     $    71,889
                                                                                                                      ===========
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------

(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At
     December 31, 2000, the aggregate amortized cost of the Portfolio's private placement securities was $7,942 which represented 11.0% of net assets.

(b)  Zero coupon bond.

(c)  Rate represents yield at time of purchase.

(d)  Cost for federal tax and book purposes is $85,165.


See accompanying Notes to Financial Statements.

                                        7

SR&F High-Yield Portfolio
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands)

ASSETS
Investments, at market value (cost of $85,165)....................   $    71,680
Receivable for investments sold...................................         3,485
Interest receivable...............................................           169
Cash..............................................................             4
                                                                     -----------
   Total assets...................................................        75,338
                                                                     -----------

LIABILITIES
Payable for investments purchased.................................         3,403
Accrued:
   Bookkeeping fee................................................             7
Other liabilities.................................................            39
                                                                     -----------
   Total liabilities..............................................         3,449
                                                                     -----------
   Net assets applicable to investors' beneficial interest........   $    71,889
                                                                     ===========


See accompanying Notes to Financial Statements.

SR&F High-Yield Portfolio
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income...................................................   $    4,624
                                                                     ----------

EXPENSES
Management fees...................................................          196
Transfer agent fees...............................................            3
Bookkeeping fees..................................................           13
Trustees' fees....................................................            7
Custodian fees....................................................            1
Audit fees........................................................            8
Legal fees........................................................            1
Other.............................................................            4
                                                                     ----------
   Total expenses.................................................          233
                                                                     ----------
   Net investment income..........................................        4,391
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments .................................       (3,490)
Net change in unrealized appreciation/depreciation
   on investment transactions.....................................       (7,937)
                                                                     ----------
   Net loss on investments........................................      (11,427)
                                                                     ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $   (7,036)
                                                                     ==========


See accompanying Notes to Financial Statements.

SR&F High-Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)

                                                                                                      (UNAUDITED)
                                                                                                 SIX MONTHS ENDED       YEAR ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
                                                                                                             2000             2000
                                                                                                 ----------------      -----------
OPERATIONS
Net investment income...........................................................................      $     4,391      $     9,383
Net realized loss on investments ...............................................................           (3,490)          (5,197)
Net change in unrealized appreciation/depreciation on investments...............................           (7,937)          (3,682)
                                                                                                      -----------      -----------
   Net increase (decrease) in net assets resulting from operations..............................           (7,036)             504
                                                                                                      -----------      -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................................................................           18,688           64,109
Withdrawals.....................................................................................          (26,354)         (66,345)
                                                                                                      -----------      -----------
   Net decrease from transactions in investors' beneficial interest.............................           (7,666)          (2,236)
                                                                                                      -----------      -----------
   Net decrease in net assets...................................................................          (14,702)          (1,732)

NET ASSETS
Beginning of period.............................................................................           86,591           88,323
                                                                                                      -----------      -----------
End of period...................................................................................      $    71,889      $    86,591
                                                                                                      ===========      ===========


See accompanying Notes to Financial Statements.



                                       10

Stein Roe High-Yield Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands, except per-share amounts)

ASSETS
Investment in Portfolio, at value.................................    $  19,473
Receivable for fund shares sold...................................           24
Expense reimbursement due from Advisor............................           17
Other ............................................................            7
                                                                      ---------
   Total assets...................................................       19,521
                                                                      ---------

LIABILITIES
Payable for:
   Fund shares repurchased........................................            9
   Dividends......................................................           29
   Bank...........................................................           82
Accrued:
   Administration fee.............................................           12
   Bookkeeping fee................................................           10
   Transfer agent fee.............................................            6
                                                                      ---------
   Total liabilities..............................................          148
                                                                      ---------
NET ASSETS........................................................    $ 19,373
                                                                      =========

CLASS A
   Net asset value and redemption price per share ($13/2).........    $    7.79
                                                                      ---------
   Maximum offering price per share ($7.79/0.9425)................    $    8.27
                                                                      ---------

CLASS S
   Net asset value, redemption price and offering price
   per share (19,360/2,481).......................................    $    7.80
                                                                      ---------

ANALYSIS OF NET ASSETS
Paid-in capital...................................................    $  27,602
Undistributed net investment income...............................           69
Accumulated net realized loss on investments allocated
   from Portfolio.................................................       (3,921)
Net unrealized depreciation on investments allocated
   from Portfolio ................................................       (4,377)
                                                                      ---------
NET ASSETS........................................................    $  19,373
                                                                      =========

See accompanying Notes to Financial Statements.

Stein Roe High-Yield Fund
--------------------------------------------------------------------------------

Statement of Operations
For The Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income allocated from Portfolio...........................   $   1,541
                                                                      ---------

EXPENSES
Expenses allocated from Portfolio..................................          75
Transfer agent fees................................................          20
Administrative fees................................................          20
Bookkeeping fees...................................................          13
Trustees' fees.....................................................           5
Custodian fees.....................................................           1
Audit fees.........................................................           4
Registration fees..................................................          12
Reports to shareholders............................................          11
Other..............................................................           2
                                                                      ---------
   Total expenses..................................................         163
Reimbursement of expenses by Investment Advisor....................         (33)
                                                                      ---------
   Net expenses....................................................         130
                                                                      ---------
   Net investment income...........................................       1,411
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ALLOCATED FROM PORTFOLIO
Net realized loss on investments...................................      (1,243)
Net change in unrealized appreciation/depreciation
   on investments..................................................      (2,500)
                                                                      ---------
   Net loss........................................................      (3,743)
                                                                      ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................   $  (2,332)
                                                                      =========


See accompanying Notes to Financial Statements.

Stein Roe High-Yield Fund
---------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
(All amounts in thousands)
                                                                                                       (UNAUDITED)
                                                                                                       SIX MONTHS             YEAR
                                                                                                            ENDED            ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
                                                                                                             2000(a)          2000
                                                                                                     ------------     ------------
OPERATIONS
Net investment income ..........................................................................      $     1,411      $     3,237
Net realized loss on investments allocated from Portfolio.......................................           (1,243)          (1,919)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio.....            (2,500)          (1,147)
                                                                                                      -----------      -----------
   Net increase (decrease) from Operations......................................................           (2,332)             171
                                                                                                      -----------      -----------

DISTRIBUTIONS:
From net investment income - Class A............................................................            --(b)               --
From net investment income - Class S............................................................           (1,274)          (3,294)
                                                                                                      -----------      -----------
   Total distributions..........................................................................           (1,274)          (3,294)
                                                                                                      -----------      -----------


FUND SHARE TRANSACTIONS
Receipts for shares sold - Class A..............................................................               12               --
Cost of shares repurchased - Class A............................................................               --               --
                                                                                                      -----------      -----------
                                                                                                               12               --
                                                                                                      -----------      -----------

Receipts for shares sold - Class S..............................................................           18,913           76,680
Value of distributions reinvested - Class S.....................................................            1,139            2,714
Cost of shares repurchased - Class S............................................................          (32,384)         (73,738)
                                                                                                      -----------      -----------
                                                                                                          (12,332)           5,656
                                                                                                      -----------      -----------
   Net increase (decrease) from Fund Share Transactions.........................................          (12,320)           5,656
                                                                                                      -----------      -----------
   Total increase (decrease) in Net Assets......................................................          (15,926)           2,533

NET ASSETS
Beginning of period.............................................................................           35,299           32,766
                                                                                                      -----------      -----------
End of period...................................................................................      $    19,373      $    35,299
                                                                                                      ===========      ===========
Undistributed (overdistributed) net investment income...........................................      $        69      $       (68)
                                                                                                      ===========      ===========

NUMBER OF FUND SHARES:
Sold - Class A..................................................................................                2               --
Repurchased - Class A...........................................................................               --               --
                                                                                                      -----------      -----------
                                                                                                                2               --
Shares outstanding at beginning of period                                                                      --               --
                                                                                                      -----------      -----------
Shares outstanding at end of period                                                                             2               --
                                                                                                      -----------      -----------

Sold - Class S..................................................................................            2,144            7,931
Issued for distributions reinvested - Class S...................................................              134              282
Repurchased - Class S...........................................................................           (3,695)          (7,543)
                                                                                                      -----------      -----------
                                                                                                           (1,417)             670
Shares outstanding at beginning of period                                                                   3,898            3,228
                                                                                                      -----------      -----------
Shares outstanding at end of period                                                                         2,481            3,898
                                                                                                      ===========      ===========


(a)  Class A shares were initially offered on July 31, 2000.

(b)  Amount is less than $1,000.


See accompanying Notes to Financial Statements.

Stein Roe High-Yield Fund
Notes to Financial Statements
-------------------------------------------------------------------------------

December 31, 2000  (unaudited)
(All amounts in thousands)


NOTE 1. ORGANIZATION
Stein Roe High Yield Fund - Class S and Liberty High Yield Bond Fund - Class A are the collective series of shares of Stein Roe High Yield Fund (the "Fund"), which is a series of Liberty-Stein Roe Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe High-Yield Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio").
    The Portfolio is a series of SR&F Base Trust; a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. SR&F High Yield Portfolio commenced operations on November 1, 1996, in conjunction with Stein Roe High Yield Fund. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, Stein Roe High Yield Fund owned 27.1% of SR&F High Yield Portfolio.
    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure, please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S are presented in a separate semi-annual report.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS
Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund or the Portfolio had when-issued or delayed delivery purchase commitments as of December 31, 2000.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A 12b-1 service charge), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2000, the Fund had a capital loss carryforward as follows:

Fund                     Amount        Year of Expiration
----                     -------       ------------------
Stein Roe
High Yield Fund          $1,497            2007-2008

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.
     The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
OTHER
Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis.

NOTE 2. PORTFOLIO COMPOSITION
SR&F High Yield Portfolio invests primarily in high yield, high-risk medium- and lower-quality debt securities. See the Portfolio's Investment Portfolio for additional information regarding portfolio composition.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & ADMINISTRATIVE FEES
The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is 0.50% of the first $500 million of average daily net assets, and 0.475% thereafter.
    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of average daily net assets, and 0.125% thereafter.

BOOKKEEPING FEES
The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

EXPENSE LIMIT
The Advisor has contractually agreed to reimburse the Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This commitment expired on October 31, 2000. Effective November 1, 2000, the Advisor has voluntarily agreed to reimburse the Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This agreement may be modified or terminated by the Advisor at any time.

TRANSFER AGENT FEES
Transfer agent fees are paid to Stein Roe Services, Inc. (SSI) (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Services, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter.
    The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in the Class A prospectus.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Notes to Financial Statements Continued
------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT
The Trust, the Liberty-Stein Roe Municipals Trust (excluding the Stein Roe High Yield Municipals Fund and Stein Roe Municipal Money Market Fund) and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. For the six months ended December 31, 2000, the Trusts had no borrowings under the agreement.


NOTE 5. PORTFOLIO INFORMATION
During the six months ended December 31, 2000, purchases and sales of investments, other than short-term obligations, were $25,179 and $27,789.
     Unrealized appreciation (depreciation) at December 31, 2000 for both financial statement and federal income tax purposes for the Portfolio were:

    Gross unrealized appreciation         $     2,568
    Gross unrealized depreciation             (16,053)
                                          -----------
      Net unrealized depreciation         $   (13,485)
                                          ===========


Financial Highlights
------------------------------------------------------------------------------

SR&F High-Yield Portfolio


Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                           (UNAUDITED)
                                                           SIX MONTHS          YEAR           YEAR           YEAR        PERIOD
                                                                ENDED         ENDED          ENDED          ENDED         ENDED
                                                         DECEMBER 31,      JUNE 30,       JUNE 30,       JUNE 30,      JUNE 30,
SELECTED RATIOS                                                  2000          2000           1999           1998          1997 (a)
                                                         ------------      --------       --------       --------      --------
Ratio of net expenses to average net assets ...........      0.59%(b)         0.59%          0.57%          0.65%      0.89%(b)
Ratio of net investment income to average net assets...     11.20%(b)        11.06%          8.27%          8.13%      8.24%(b)
Portfolio turnover rate................................        35%(c)          144%           296%           426%       168%(c)


(a)  From commencement of operations on November 1, 1996.

(b)  Annualized.

(c)  Not annualized.


-----------------------------------------------------------------------------------------------------------------------------------
Liberty High Yield Bond Fund - Class A

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                                                                           PERIOD
                                                                                                                            ENDED
                                                                                                                     DECEMBER 31,
                                                                                                                             2000(a)
                                                                                                                     ------------
NET ASSET VALUE, BEGINNING OF PERIOD............................................................................        $    9.05
                                                                                                                        ---------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income........................................................................................             0.35
   Net realized and unrealized loss on investments..............................................................            (1.20)
                                                                                                                        ---------
     Total from investment operations...........................................................................            (0.85)
                                                                                                                        ---------
DISTRIBUTIONS
   Net investment income........................................................................................            (0.41)
                                                                                                                        ---------
NET ASSET VALUE, END OF PERIOD..................................................................................        $    7.79
                                                                                                                        =========


Ratio of net expenses to average net assets (b)(d)..............................................................            1.25%
Ratio of net investment income to average net assets (c)(d).....................................................           10.61%
Total return (c)(e).............................................................................................           (9.52%)
Net assets, end of period (000's)...............................................................................         $     13


(a)  From commencement of operations on July 31, 2000.

(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.51% for the period ended December 31, 2000.

(c)  Computed giving effect to the Advisor's expense limitation undertaking.

(d)  Annualized.

(e)  Not annualized.


TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report
The Transfer Agent for Liberty High Yield Bond Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Bond Fund, Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty High Yield Bond Fund, Class A

                               GIVE ME LIBERTY.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty High Yield Bond Fund, Class A  Semiannual Report, December 31, 2000

LIBERTY FUNDS
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


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